CALVERT BALANCED PORTFOLIO

CALVERT EQUITY PORTFOLIO

CALVERT CAPITAL ACCUMULATION FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT SMALL CAP FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT AGGRESSIVE ALLOCATION FUND

Supplement to Prospectus dated February 1, 2017 as revised October 3, 2017

1.

The following replaces the fourth footnote under the table in “Fees and Expenses of the Fund” under “Fund Summaries – Calvert International Equity Fund”:

(4)

Calvert Research and Management (“CRM”) and Eaton Vance Advisers International Ltd. (“EVAIL”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.32% for Class A shares, 2.07% for Class C shares, 1.08% for Class Y  shares and 0.95% for Class I shares. This expense reimbursement will continue through January 31, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM and/or EVAIL during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

2.

The following replaces the fourth footnote under the table in “Fees and Expenses of the Fund” under “Fund Summaries – Calvert International Opportunities Fund”:

(4)

Calvert Research and Management (“CRM”) and Eaton Vance Advisers International Ltd. (“EVAIL”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.43% for Class A shares, 2.26% for Class C shares, 1.41% for Class Y  shares and 1.16% for Class I shares. This expense reimbursement will continue through January 31, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM and/or EVAIL during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

November 1, 2017	27437 11.1.17

CALVERT CAPITAL ACCUMULATION FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT EMERGING MARKETS EQUITY FUND

Supplement to Statement of Additional Information dated February 1, 2017

1.

References to Eaton Vance Management (International) Limited should be replaced with Eaton Vance Advisers International Ltd. and references to EVMI should be replaced with EVAIL throughout the Statement of Additional Information.

2.

The following replaces the first paragraph under “Sub-Advisers” in “Investment Adviser and Sub-Advisers”:

Eaton Vance Advisers International Ltd. (“EVAIL”) is a registered investment adviser.  EVAIL provides investment advice to institutional clients and pooled investment vehicles.  EVAIL was originally organized in 2017.

November 1, 2017	11.1.17